Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 3,319
2021
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,649
2022
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,288
2023
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	191
2024
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	191
2025
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 0